Schedule of Parent Entity (Details) - JSKS enterprises pty ltd [member]		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Principal place of business/country of incorporation		Australia
Percentage owned	[1]	57.00%	75.00%

[1]	The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries.